Subsequent events	6 Months Ended
Jun. 30, 2018
Subsequent events
Subsequent events

21.         Subsequent events

$35.7 Million Term Loan Facility

In August 2018, we drew down $35.7 million from our $35.7 million term loan facility and placed STI Memphis and STI Soho as collateral under this agreement. The proceeds were utilized to repay $26.5 million of the outstanding indebtedness under our BNPP Credit Facility for these vessels. We wrote-off an $0.1 million of deferred financing fees as a result of this repayment.

ING Credit Facility

In September 2018, we drew down $38.7 million from the ING Credit Facility and the proceeds were used to refinance the existing indebtedness of $26.9 million under our K-Sure Credit Facility relating to one Handymax product tanker (STI Rotherhithe) and one MR product tanker (STI Notting Hill). We wrote-off $0.5 million of deferred financing fees as a result of this repayment.

Sale and Leaseback of Four Product Tankers

In June 2018, we reached an agreement to sell and leaseback two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Oxford and STI Selatar) in two separate transactions to an international financial institution. The borrowing amounts under the arrangement were $24.0 million per MR and $34.0 million per LR2 ($116.0 million in aggregate) and the sales closed in August 2018. The proceeds were utilized to repay $26.5 million of the outstanding indebtedness under our Credit Suisse Credit Facility and $46.6 million of the outstanding indebtedness under our K-Sure Credit Facility for these vessels.

Under the terms of these agreements, the Company will bareboat charter-in the vessels for a period of seven years at $7,935 per day for each MR and $11,040 per day for each LR2. In addition, the Company has purchase options beginning at the end of the third year of each agreement, and a purchase obligation for each vessel upon the expiration of each agreement. We are subject to certain additional terms and conditions under this arrangement, which are similar to those set forth in our existing lease financing arrangements.

We accelerated $0.2 million of deferred financing fee amortization during the second quarter of 2018 as a result of this agreement and wrote off an additional $2.2 million of deferred financing fees upon closing.

2018 CMB Sale and Leaseback

In July 2018, we executed an agreement to sell and leaseback six MR product tankers (STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca) to CMB Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $141.6 million in aggregate and the sales closed August 2018. The proceeds were utilized to repay $33.5 million of the outstanding indebtedness under our DVB 2017 Credit Facility, $39.7 million of the outstanding indebtedness under our K-Sure Credit Facility and $14.4 million of the outstanding indebtedness under our BNPP Credit Facility for these vessels.

Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels at the start of the fourth year of each agreement. The lease bears interest at LIBOR plus a margin of 3.2% per annum and will be repaid in quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain additional terms and conditions under this arrangement, including financial covenants, which are similar to those set forth in our existing lease financing arrangements.

We accelerated $0.6 million of deferred financing fee amortization during the second quarter of 2018 as a result of this agreement and wrote off an additional $1.5 million of deferred financing fees upon closing.

AVIC Sale and Leaseback

In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. The borrowing amounts under the arrangement are $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These agreements closed in August and September 2018. The proceeds were utilized to repay $32.7 million of the outstanding indebtedness under our NIBC Credit Facility, $13.0 million of the outstanding indebtedness under our K-Sure Credit Facility, $28.3 million of the outstanding indebtedness under our Scotiabank Credit Facility and $26.1 million of the outstanding indebtedness under our Credit Suisse Credit Facility for these vessels.

Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The leases bear interest at LIBOR plus a margin of 3.7% per annum and will be repaid in quarterly principal installments of $0.5 million per MR and $0.8 million per LR2. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain additional terms and conditions under this arrangement, including financial covenants, which are similar to those set forth in our existing lease financing arrangements.

We accelerated $0.8 million of deferred financing fee amortization during the second quarter of 2018 as a result of this agreement and wrote off an additional $1.2 million of deferred financing fees upon closing.

China Huarong Sale and Leaseback

In May 2018, we reached an agreement to sell and leaseback six 2014 built MR product tankers, (STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama and STI Regina) to China Huarong Shipping Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $144.0 million in aggregate. These agreements closed in August 2018, and the proceeds were utilized to repay $92.7 million of the outstanding indebtedness under our 2016 Credit Facility.

Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.5% per annum and will be repaid in equal quarterly principal installments of $0.6 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain additional terms and conditions under this arrangement, including financial covenants, which are similar to those set forth in our existing lease financing arrangements.

We accelerated $0.4 million of deferred financing fee amortization during the second quarter of 2018 as a result of this agreement and wrote off an additional $0.8 million of deferred financing fees upon closing.

Sale and Leaseback of Four Product Tankers

In July 2018, we reached an agreement to sell and leaseback two Handymax product tankers (STI Battersea and STI Wembley) and two MR product tankers (STI Texas City and STI Meraux) to an international financial institution. The borrowing amounts under the arrangement are $21.2 million per Handymax and $22.8 million per MR ($88.0 million in aggregate), and these agreements closed in September 2018. The proceeds were utilized to repay $14.8 million of the outstanding indebtedness under our DVB 2017 Credit Facility, $12.6 million of the outstanding indebtedness under our K-Sure Credit Facility, and $30.0 million of the outstanding indebtedness under our 2016 Credit Facility for these vessels.

Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The facility bears interest at LIBOR plus a margin of 3.6% per annum and will be repaid in quarterly installments of $0.5 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain additional terms and conditions under this arrangement, including financial covenants, which are similar to those set forth in our existing lease financing arrangements.

We wrote off $1.0 million of deferred financing fees upon closing.

Sale and Leaseback of Seven Product Tankers

In July 2018, we agreed to sell and leaseback six MR product tankers (STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa) and one LR2 product tanker (STI Alexis) to an international financial institution. The borrowing amount under the arrangement is $157.5 million in aggregate. Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.0% per annum and will be repaid in equal quarterly principal installments of $0.5 million per MR and $0.6 million for the LR2. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain additional terms and conditions under this arrangement, including financial covenants, which are similar to those set forth in our existing lease financing arrangements. These transactions are expected to close in October 2018.

The Company expects to accelerate $1.7 million of deferred financing fee amortization during the third quarter of 2018 as a result of this transaction.

Dividend Declaration

In July 2018, our Board of Directors declared a quarterly cash dividend of $0.01 per share, which was paid on September 27, 2018 to all shareholders of record as of September 20, 2018.

Convertible Notes due 2019 and 2022

In July 2018, we exchanged $15.0 million in aggregate principal amount of the Convertible Notes due 2019 for $15.0 million in aggregate principal amount of the Company’s Convertible Notes due 2022. The new notes issued in this exchange have identical terms, are fungible with and are part of the series of Convertible Notes due 2022 which were issued in May 2018. This exchange was executed with certain holders of the Convertible Notes due 2019 via separate, privately negotiated agreements.

This transaction will be accounted for as an extinguishment of debt and accordingly, we expect to record a loss on extinguishment of $0.9 million during the third quarter of 2018 as a result of this exchange.

Additionally, since the conversion rates of our Convertible Notes due 2019 and 2022 are subject to change upon the issuance of a cash dividend, the following changes were made to the conversion rates as a result of the payment of a quarterly dividend on September 27, 2018:

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The conversion rate for the Convertible Notes due 2019 Notes was increased to 100.0515 shares of the Company’s common shares per $1,000 principal amount of the Convertible Notes due 2019 Notes, representing an increase of the prior conversion rate of 0.5238 shares for each $1,000 principal amount of the Convertible Notes due 2019.

•

The conversion rate for the Convertible Notes due 2022 Notes was increased to 252.1317 shares of the Company’s common shares per $1,000 principal amount of the Convertible Notes due 2022 Notes, representing an increase of the prior conversion rate of 1.3201 shares for each $1,000 principal amount of the Convertible Notes due 2022.

Reduction in Commercial Management Fees

In September 2018, we entered into an agreement with SCM whereby SCM will reimburse certain of the commissions that SCM charges the Company’s vessels to effectively reduce such to 0.85% of gross revenue per charter fixture, effective from September 1, 2018 and ending on June 1, 2019.

Amendment of Minimum Interest Coverage Ratio

In September 2018, we entered into agreements with certain of our lenders with whom their credit facility has a minimum interest coverage ratio financial covenant in place, to permanently remove such covenant from the terms of each facility. As a result, the Company is no longer required to maintain a ratio of EBITDA to net interest expense on any of its secured credit facilities or lease financing arrangements.

As part of these agreements, and for certain of the facilities, the minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount of each facility was revised to be no less than the following:

Facility	Minimum ratio
KEXIM Credit Facility	155%
2017 Credit Facility	155%
2016 Credit Facility	145% through June 30, 2019, 150% thereafter
ABN Credit Facility	145% through June 30, 2019, 150% thereafter
DVB Credit Facility	145% through June 30, 2019, 150% thereafter

2013 Equity Incentive Plan

In September 2018, we issued 1,981,409 shares of restricted stock to our employees and 120,000 shares to our directors for no cash consideration. The share price on the issuance date was $1.98 per share. The vesting schedule of the restricted stock issued to our employees is (i) one-third of the shares vest on June 9, 2021, (ii) one-third of the shares vest on June 9, 2022, and (iii) one-third of the shares vest on June 8, 2023. The vesting schedule of the restricted stock issued to our directors is (i) one-third of the shares vest on June 10, 2019, (ii) one-third of the shares vest on June 10, 2020, and (iii) one-third of the shares vest on June 9, 2021.

Retrofitting of our Fleet

In September 2018, we announced that we expect to retrofit the substantial majority of our vessels with exhaust gas cleaning systems, or scrubbers, to comply with the IMO 2020 rules regarding sulfur emissions by the end of the first half of 2020. We have entered into an agreement to retrofit 15 of our LR2s with such systems, which are expected to be installed throughout 2019. The total estimated investment for these systems, including installation, is expected to be between $1.5 and $2.0 million per vessel and we are currently in preliminary discussions with potential lenders to finance a portion (60-70%) of these investments.